Retirement Benefits Plan Asset Allocation (Details 6)	Dec. 31, 2019
Cash and Cash Equivalents [Member] | Minimum
Plan Asset Allocation Ranges (Table Amounts) [Abstract]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	0.00%
Cash and Cash Equivalents [Member] | Maximum [Member]
Plan Asset Allocation Ranges (Table Amounts) [Abstract]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	12.00%
Equity Securities [Member] | Minimum
Plan Asset Allocation Ranges (Table Amounts) [Abstract]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	30.00%
Equity Securities [Member] | Maximum [Member]
Plan Asset Allocation Ranges (Table Amounts) [Abstract]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	50.00%
Fixed income securities | Minimum
Plan Asset Allocation Ranges (Table Amounts) [Abstract]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	20.00%
Fixed income securities | Maximum [Member]
Plan Asset Allocation Ranges (Table Amounts) [Abstract]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	40.00%
Alternative investments | Minimum
Plan Asset Allocation Ranges (Table Amounts) [Abstract]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	18.00%
Alternative investments | Maximum [Member]
Plan Asset Allocation Ranges (Table Amounts) [Abstract]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	38.00%